63273 7/00

Prospectus Supplement
dated July 10, 2000 to:
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PUTNAM EQUITY INCOME FUND
Prospectus dated March 30, 2000

The information under "Fund Summary - Fees and Expenses" is replaced with the following:

FEES AND EXPENSES

This table summarizes the fees and expenses you may pay if you invest in the fund. Expenses are based on the fund's last fiscal year.

Shareholder Fees (fees paid directly from your investment)
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                                    Class A    Class B    Class C     Class M
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Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of the offering
price)                               5.75%      NONE       NONE        3.50%

Maximum Deferred Sales Charge
(Load) (as a percentage of the
original purchase price or
redemption proceeds, whichever
is lower)                            NONE*     5.00%      1.00%         NONE
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Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
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                                                            Total
                                                         Annual Fund
             Management     Distribution      Other       Operating
                Fees        (12b-1) Fees    Expenses      Expenses
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Class A        0.54%           0.25%         0.15%         0.94%
Class B        0.54%           1.00%         0.15%         1.69%
Class C        0.54%           1.00%         0.15%         1.69%
Class M        0.54%           0.75%         0.15%         1.44%
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* A deferred sales charge of up to 1% may be imposed on certain redemptions of class A shares bought without an initial sales charge.